                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [_]; Amendment Number: ______

        This Amendment (Check only one.): [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sound Shore Management, Inc.
Address: 8 Sound Shore Drive, Suite 180
         Greenwich, CT 06830

Form 13F File Number: 028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Shanna S. Sullivan
Title: Vice President
Phone: (203) 629-1980

Signature, Place, and Date of Signing:

                                Greenwich, CT             April 5, 2006
 --------------------------
       (Signature)              (City, State)                 (Date)

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name
-------------------- ---------------------
      28-01190       Frank Russell Company

                             Form 13F SUMMARY PAGE

Report Summary: Sound Shore Management, Inc.

Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:           54
Form 13F Information Table Value Total: $  6,270,512
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

No. Form 13F File number Name
--- -------------------- ---------------------
 1.       28-01190       Frank Russell Company

  Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite
                           180, Greenwich, CT 06830

                                                                      3/31/2006

                                                                             Item 6                            Item 8
                                                                        Investment Discretion             Voting Authority
                                                                        ---------------------        ---------------------------
                                                    Item 4
Item 1                    Item 2        Item 3    Mkt. Value   Item 5   Sole   Shared  Other  Item 7    Sole    Shared   None
Name of Issuer        Title of Class Cusip Number  x $1000     Shares   (A)     (B)     (C)   Mgrs.     (A)      (B)     (C)
--------------        -------------- ------------ ---------- ---------- ----   ------  -----  ------ ---------- ------ ---------
AES Corporation......     COMMON      00846U101     128,276   7,519,109  X                            6,101,209   0    1,417,900
Aetna Life &
  Casualty Co........     COMMON      00817Y108      94,566   1,924,421  X                            1,561,521   0      362,900
Agilent Technologies,
  Inc................     COMMON      00846U101      98,265   2,616,911  X                            2,124,111   0      492,800
Altria Group, Inc....     COMMON      02209S103         928      13,100  X                                9,800   0        3,300
Ambac Financial
  Group, Inc.........     COMMON      023139108         438       5,500  X                                2,500   0        3,000
Aon Corporation......     COMMON      037389103     187,719   4,522,248  X                            3,667,048   0      855,200
Bank of America
  Corporation........     COMMON      060505104     177,689   3,901,825  X                            3,163,425   0      738,400
Baxter International
  Inc................     COMMON      071813109     177,541   4,574,622  X                            3,710,922   0      863,700
Berkshire Hathaway,
  Inc................     COMMON      084670108      83,754         927  X                                  735   0          192
Berkshire Hathaway,
  Inc. Cl B..........     COMMON      084670207      11,412       3,789  X                                3,789   0            0
Boston Scientific
  Corporation........     COMMON      101137107     161,776   7,018,479  X                            5,694,179   0    1,324,300
CIGNA Corporation....     COMMON      125509109     190,138   1,455,661  X                            1,183,361   0      272,300
CSX Corporation......     COMMON      126408103     112,785   1,886,032  X                            1,531,632   0      354,400
Chubb Corporation....     COMMON      171232101     123,078   1,289,589  X                            1,045,989   0      243,600
CitiGroup, Inc.......     COMMON      172967101       1,419      30,053  X                                2,712   0       27,341
Citizen's
  Communications.....     COMMON      17453B101         584      44,000  X                               22,000   0       22,000
Diebold Inc..........     COMMON      253651103      75,088   1,826,967  X                            1,526,567   0      300,400
DIRECTV Group Inc....     COMMON      25459L106     186,198  11,353,554  X                            9,174,154   0    2,179,400
El Paso..............
  Corporation........     COMMON      28336L109      88,414   7,337,302  X                            5,944,602   0    1,392,700
Fannie Mae...........     COMMON      313586109         550      10,700  X                                2,700   0        8,000
Freescale
  Semiconductor Inc.
  A..................     COMMON      35687M107     197,236   7,092,252  X                            5,739,352   0    1,352,900
Genworth Financial,
  Inc................     COMMON      37247D106     156,263   4,674,347  X                            3,792,447   0      881,900
Hewlett-Packard
  Company............     COMMON      428236103      95,436   2,900,795  X                            2,354,695   0      546,100
Honda Motor Co.......
  Ltd................     COMMON      438128308     185,719   5,998,683  X                            4,852,283   0    1,146,400
Interpublic Group of
  Cos................     COMMON      460690100     146,876  15,363,565  X                           12,500,365   0    2,863,200
JetBlue Airways
  Corporation........     COMMON      477143101      99,539   9,285,362  X                            7,534,762   0    1,750,600
Kinetic Concepts,
  Inc................     COMMON      49460W208      19,990     485,536  X                              388,436   0       97,100
Laboratory Corp of
  America............     COMMON      50540R409     114,523   1,958,325  X                            1,583,425   0      374,900
Liberty Media
  Corporation........     COMMON      530718105     180,672  22,006,285  X                           17,785,485   0    4,220,800
Lyondell Chemical
  Company............     COMMON      552078107     114,860   5,771,837  X                            4,684,137   0    1,087,700
Marsh & McLennan
  Companies..........     COMMON      571748102     190,329   6,482,604  X                            5,276,604   0    1,206,000
Merck & Co. Inc......     COMMON      589331107         331       9,400  X                                    0   0        9,400
Morgan Stanley.......     COMMON      617446448     164,934   2,625,503  X                            2,125,703   0      499,800
The Mosiac Company...     COMMON      61945A107     115,947   8,079,943  X                            6,540,943   0    1,539,000
Pfizer Inc...........     COMMON      717081103     125,350   5,030,090  X                            4,086,290   0      943,800
Presidential Life
  Corporation........     COMMON      740884101         254      10,000  X                                5,000   0        5,000
Quest Diagnostics,
  Inc................     COMMON      74834L100         205       4,000  X                                4,000   0            0
Royal Dutch Shell
  PLC ADR............     COMMON      780259206     173,953   2,793,981  X                            2,259,381   0      534,600
Southwest Airlines
  Company............     COMMON      844741108     227,691  12,656,546  X                           10,272,046   0    2,384,500
Sprint Nextel
  Corporation........     COMMON      852061100     146,923   5,685,868  X                            4,606,268   0    1,079,600
Symantec
  Corporation........     COMMON      871503108     193,046  11,470,364  X                            9,316,064   0    2,154,300
TJX Companies, Inc...     COMMON      872540109         819      33,000  X                               15,000   0       18,000
Textron
  Incorporated.......     COMMON      883203101         747       8,000  X                                4,000   0        4,000
Thermo Electron
  Corporation........     COMMON      883556102     100,524   2,710,263  X                            2,200,363   0      509,900
Time Warner, Inc.....     COMMON      887317105     203,003  12,090,730  X                            9,836,430   0    2,254,300
Tyco International
  Ltd................     COMMON      902124106      98,345   3,658,661  X                            2,958,061   0      700,600
U.S. Bancorp.........     COMMON      902973304     175,960   5,769,173  X                            4,674,373   0    1,094,800
Unilever NV ADR......     COMMON      904784709     175,311   2,532,667  X                            2,041,867   0      490,800
UnumProvident
  Corporation........     COMMON      91529Y106     155,763   7,605,591  X                            6,160,991   0    1,444,600
Walt Disney Holding
  Company............     COMMON      254687106     191,938   6,881,952  X                            5,546,052   0    1,335,900
Waste Management,
  Inc................     COMMON      94106L109     209,011   5,920,988  X                            4,816,388   0    1,104,600
Watson
  Pharmaceuticals,
  Inc................     COMMON      942683103     161,868   5,632,162  X                            4,557,062   0    1,075,100
Williams Companies,
  Inc................     COMMON      969457100     150,437   7,033,068  X                            5,713,168   0    1,319,900
Flextronics
  International......     COMMON      Y2573F102      96,088   9,283,907  X                            7,452,007   0    1,831,900
   Totals:...........         54                  6,270,512